SHARE-BASED COMPENSATION - Summary of assumptions to estimate fair value of options at date of grant (Detail) - ¥ / shares	1 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Oct. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Average risk-free rate of interest			3.32%
Average risk-free rate of interest, Minimum	0.23%	1.57%
Average risk-free rate of interest, Maximum	0.60%	1.69%
Estimated volatility rate			44.32%
Estimated volatility rate, Minimum	49.74%	42.86%
Estimated volatility rate, Maximum	53.91%	45.28%
Exercise multiples	2.80%	2.80%	2.80%
Dividend yield	0.00%	0.00%	0.00%
Time to maturity			4 years 6 months
Time to maturity, Minimum	0 years	0 years
Time to maturity, Maximum	3 years	3 years
Fair value per underlying ordinary share	¥ 18.33	¥ 53.43	¥ 88.13